Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 250,000,000	$ 737,000,000	$ 1,289,000,000
Divested	0	(140,000,000)	(632,000,000)
Acquired			80,000,000
Impairments	(163,000,000)	(347,000,000)	0
Goodwill, Ending Balance	87,000,000	250,000,000	737,000,000
United States [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	0	384,000,000	1,016,000,000
Divested	0	(140,000,000)	(632,000,000)
Acquired			0
Impairments	0	(244,000,000)	0
Goodwill, Ending Balance	0	0	384,000,000
Canada [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	0	103,000,000	103,000,000
Divested	0	0	0
Acquired			0
Impairments	0	(103,000,000)	0
Goodwill, Ending Balance	0	0	103,000,000
Egypt [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	87,000,000	87,000,000	87,000,000
Divested	0	0	0
Acquired			0
Impairments	0	0	0
Goodwill, Ending Balance	87,000,000	87,000,000	87,000,000
North Sea [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	163,000,000	163,000,000	83,000,000
Divested	0	0	0
Acquired			80,000,000
Impairments	(163,000,000)	0	0
Goodwill, Ending Balance	$ 0	$ 163,000,000	$ 163,000,000